Document and Entity Information	0 Months Ended
Nov. 26, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov. 26, 2013
Registrant Name	Allianz Funds Multi-Strategy Trust
Central Index Key	0001423227
Amendment Flag	false
Document Creation Date	Nov. 26, 2013
Document Effective Date	Nov. 27, 2013
Prospectus Date	Dec. 02, 2013
AllianzGI Best Styles Global Equity Fund | Class R6
Risk/Return:
Trading Symbol	AGERX